UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, August 31, 2017 (unaudited)
Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c] 1155 Island Avenue LLC, LP.	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,893,328) 0.2%
Consumer Discretionary 0.2%
[d] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24.	$3,893,328	3,896,960
Municipal Bonds 97.1%
California 93.3%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,440,500
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,547,434
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,357,288
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,870,000	2,871,521
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,185,000	3,408,714
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,970,000	1,994,881
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,630,000	1,647,734
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/31	5,735,000	2,626,401
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/42	10,000,000	2,343,300
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4,
Pre-Refunded, 5.25%, 4/01/53	15,000,000	18,272,250
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,252,154
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,248,800
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46.	3,000,000	3,016,050
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,422,190
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,129,685
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,489,784
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,753,045
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,791,700
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	10,000,000	10,715,400
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	26,190,250
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,245,400
Sutter Health, Refunding, Series B, 5.00%, 11/15/46.	26,925,000	31,198,267
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento
Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	10,397,607
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,309,700
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	7,000,000	7,445,760
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	11,293,452
California Municipal Finance Authority Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,111,220
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,921,150

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California PFAR,
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/27	$1,125,000	$1,299,566
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/32	825,000	921,344
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/37	1,325,000	1,454,227
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/47	1,950,000	2,116,862
California Public Finance Authority Revenue,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,221,352
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,454,100
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,737,000
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,121,340
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,204,907
Rocketship Education Obligated Group, Series A, 5.00%, 6/01/34	1,000,000	1,034,990
Rocketship Education Obligated Group, Series A, 5.125%, 6/01/47	1,100,000	1,131,515
Rocketship Education Obligated Group, Series A, 5.25%, 6/01/52	1,200,000	1,236,348
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	11,010,700
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/35	2,525,000	2,775,303
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/45	3,500,000	3,794,210
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,359,864
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,857,877
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,702,890
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,640,050
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,737,345
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,473,280
University of San Francisco, 6.125%, 10/01/36.	2,000,000	2,359,480
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	14,371,890
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	25,000	25,520
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,804,150
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital
at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,137,698
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	474,098
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,466,738
California State Municipal Finance Authority Charter School Revenue,
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/36	2,675,000	2,858,799
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/46	2,775,000	2,918,051
Palmdale Aerospace Academy Project, 5.00%, 7/01/31.	1,000,000	1,060,670
Palmdale Aerospace Academy Project, 5.00%, 7/01/36.	2,750,000	2,838,193
Palmdale Aerospace Academy Project, 5.00%, 7/01/41.	1,750,000	1,787,433
Palmdale Aerospace Academy Project, 5.00%, 7/01/46.	1,670,000	1,699,693
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,111,230
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,338,972
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,838,345
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/37	1,000,000	1,054,810

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Mobile Home Park Revenue, (continued)
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	$5,000,000	$5,143,300
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,251,740
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	5,095,720
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,279,564
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,153,870
Biola University, Series A, Pre-Refunded, 5.625%, 10/01/23.	6,000,000	6,308,940
Biola University, Series A, Pre-Refunded, 5.80%, 10/01/28	7,500,000	7,900,125
Biola University, Series A, Pre-Refunded, 5.875%, 10/01/34.	6,000,000	6,324,900
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,709,850
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,543,700
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,100,300
Channing House Project, Refunding, Series A, 4.00%, 5/15/40	6,500,000	6,874,530
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,324,500
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,609,750
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.00%, 11/01/36	1,395,000	1,330,174
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.50%, 11/01/46	1,600,000	1,561,808
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	3,022,819
Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/42	4,575,000	4,751,961
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,801,250
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,472,698
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,401,764
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,322,731
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,842,220
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,227,138
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,155,126
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,413,040
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33.	3,115,000	3,593,059
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	7,000,000	8,108,660
Southwest Community Health Center, California Mortgage Insured, Pre-Refunded, 6.125%,
2/01/40	4,000,000	4,166,360
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,734,050
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	648,672
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,488,810
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,626,350
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,836,550
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	7,208,630
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31.	4,640,000	5,415,622
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,112,872
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,509,523
California Statewide CDA Insured Senior Living Health Facility Revenue, Los Angeles Jewish Home for
the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44.	2,450,000	2,804,956
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	848,468
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,130,119
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39.	5,000,000	5,393,650

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Bentley School, Refunding, Series A, 7.00%, 7/01/40	$8,675,000	$9,710,708
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,460,700
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,210,927
California Baptist University, Refunding, Series A, 5.40%, 11/01/27.	7,440,000	7,618,039
California Baptist University, Refunding, Series A, 5.50%, 11/01/38.	4,500,000	4,607,370
California Baptist University, Series A, 5.125%, 11/01/23	715,000	793,957
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,822,536
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,669,504
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,192,400
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,314,400
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,956,820
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,788,523
[e] Front Porch Communities and Services, Refunding, Series A, 4.00%, 4/01/42	2,340,000	2,403,695
[e] Front Porch Communities and Services, Refunding, Series A, 4.00%, 4/01/47	1,350,000	1,380,173
[e] Front Porch Communities and Services, Refunding, Series A, 5.00%, 4/01/47	1,500,000	1,707,750
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,664,430
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,930,377
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	11,229,025
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,429,538
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	5,500,000	6,007,815
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46	5,000,000	5,447,550
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,123,805
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	9,977,858
Monterey Institute International, 5.50%, 7/01/31	8,000,000	8,388,560
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,232,600
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,194,124
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,557,381
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,455,000	2,522,905
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,123,079
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	2,000,000	2,173,660
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,422,096
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,500,000	2,689,250
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/36	1,000,000	1,111,810
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/45	1,500,000	1,645,710
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,155,000	11,276,366
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.75%, 5/15/32	10,000,000	10,348,400
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40	1,500,000	1,720,050
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/47	5,000,000	5,798,900
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/50	4,000,000	4,613,760
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A,
5.00%, 5/15/42	5,360,000	6,245,740
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,539,888
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,143,756

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42.	$8,000,000	$9,379,360
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47.	5,000,000	5,940,800
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/45	42,000,000	9,844,380
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,853,154
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,557,482
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,509,808
Chatom USD, GO, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,712,151
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,838,909
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,707,657
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	118,802
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,166,837
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,625,053
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,790,150
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,229,780
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/42	8,500,000	3,328,855
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/43	3,000,000	1,100,310
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27.	3,085,000	3,420,525
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,444,480
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,450,486
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,765,518
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,839,582
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	755,649
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	500,000	562,320
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33.	4,545,000	4,480,234
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,528,960
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,147,634
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,461,632
Refunding, 5.00%, 8/01/47.	3,500,000	4,064,025
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,499,807
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,780,000	4,917,090
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,075,340
5.00%, 9/01/45	2,500,000	2,673,075
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35.	2,000,000	2,148,360
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,390,868
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	30,795,000	18,281,144

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27	$1,000,000	$1,155,930
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,712,828
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	4,898,295
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero
cpn., 8/01/29.	2,400,000	1,635,144
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,249,944
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	6,038,972
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,656,960
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,893,132
Folsom Ranch Financing Authority Special Tax Revenue, 5.00%, 9/01/47	3,000,000	3,229,620
Fontana Special Tax Revenue, CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,118,340
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	25,857,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	10,050,050
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,587,200
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	25,141,250
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,185,810
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,606,931
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47 .	50,000,000	5,998,000
Asset-Backed, Refunding, Senior, Series A-1, 5.00%, 6/01/33	42,875,000	42,875,857
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	15,000,000	15,015,900
Asset-Backed, Series A, 5.00%, 6/01/45	42,630,000	48,855,685
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44.	5,000,000	5,019,400
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,222,039
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,167,425
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,205,930
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-
Refunded, zero cpn., 8/01/44	30,000,000	4,597,800
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	2,655,300
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series
A, AGMC Insured, 6.75%, 8/01/40	3,500,000	4,569,390
Imperial County Special Tax,
CFD No. 98-1, 6.45%, 9/01/17	270,000	270,000
CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,735,408
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,734,942
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,218,440
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,207,271
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,228,256
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,490,550
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,352,368
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,250,000	1,369,613

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37.	$7,500,000	$8,669,550
Refunding, Series A, 5.00%, 9/01/44.	9,000,000	10,070,640
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,103,320
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,650,075
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,996,565
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,839,173
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	796,705
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,138,150
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,793,625
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,134,520
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,294,499
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,140,880
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42.	2,220,000	2,486,067
Refunding, Series A, 5.00%, 9/01/43.	4,000,000	4,444,280
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,391,480
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,617,315
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,520,090
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,963,863
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,454,843
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,579,066
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,859,360
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30%
thereafter, 8/01/40	1,140,000	956,038
Lammersville Joint USD Special Tax, CFD No. 2014-1, Improvement Area No. 1, Mountain House
School Facilities, 5.00%, 9/01/47	4,000,000	4,534,440
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing
Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,616,515
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,224,920
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,224,920
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to
8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,369,694
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,129,160
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,191,392
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,192,111
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,902,348
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,170,000	1,293,341
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	886,104
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34.	1,000,000	1,073,520
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45.	6,500,000	5,149,560

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 GO,
Election of 2016, Series A, 4.00%, 8/01/42	$1,750,000	$1,861,860
Election of 2016, Series A, 5.00%, 8/01/46	2,000,000	2,349,820
Election of 2016, Series A, 4.00%, 8/01/52	6,000,000	6,305,520
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,543,314
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,448,057
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,858,610
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,747,300
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,379,700
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,046,130
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,441,956
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate,
Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,512,831
Madera USD, GO, Madera County, Election of 2014, 4.00%, 8/01/46.	6,000,000	6,341,760
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	5,150,000	5,825,268
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	7,168,575
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded,
6.50%, 9/01/39	6,250,000	6,937,437
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41 .	10,000,000	2,361,600
Monrovia Financing Authority Water and Sewer Revenue, AGMC Insured, 5.00%, 12/01/45	2,500,000	2,864,325
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,640,990
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	47,019,756
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,324,840
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,553,832
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,401,724
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	6,078,100
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,092,321
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,716,330
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,105,880
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	551,300
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,217,513
Orange County 1915 Act Special Assessment, Newport Coast Phase IV, AD No. 01-1, Limited
Obligation, Group One, 5.10%, 9/02/33	1,745,000	1,750,235
Orange County CFD No. 1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,733,230
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,627,850
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,417,870
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,567,160
6.125%, 9/15/40	1,500,000	1,677,915
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	7,005,000
Refunding, 5.00%, 11/01/39	5,000,000	5,504,600

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Palomar Pomerado Health COP,
6.00%, 11/01/30	$10,000,000	$10,981,000
Pre-Refunded, 6.75%, 11/01/39	15,550,000	17,499,192
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51.	25,000,000	2,805,500
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45.	15,000,000	4,544,400
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	815,000	815,448
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,010,000	1,010,354
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,899,150
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,377,902
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,156,616
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,156,852
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,569,354
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,025,000	6,103,385
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,823,040
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,183,100
Pomona Revenue, Water Facilities Project, Refunding, Series BE, 5.00%, 5/01/47	7,500,000	8,789,925
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,826,300
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,322,710
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,242,700
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,332,408
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,380,563
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	2,834,618
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	6,376,040
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,767,135
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.
to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	13,840,450
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,100,414
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,235,487
Riverside County PFA Tax Allocation Revenue, Desert Communities and Interstate 215 Corridor Project,
Series A, BAM Insured, 4.00%, 10/01/40	5,000,000	5,245,200
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,749,416
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,099,762
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,136,400
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,457,200
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,450,956
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A,
4.00%, 10/01/37	6,000,000	6,316,980
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,702,980
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,362,125
senior lien, Series A, 5.75%, 6/01/44.	5,000,000	5,632,350

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	$4,280,000	$4,890,114
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,416,310
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
6.75%, 9/01/29	2,630,000	2,932,187
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	980,000
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	980,000
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,945,000
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,880,000
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,440,000
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,060,000
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,449,007
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	7,257,640
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	1,550,000	1,667,242
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	4,050,000	4,456,620
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	563,275
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,210,418
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,047,939
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,779,921
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,258,566
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,118,490
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,380,563
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,699,000
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,543,750
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,230,662
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,251,700
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	7,000,000	7,244,440
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	2,014,487
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	329,802
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	767,979
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,029,333
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,216,938
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,165,109
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,299,710
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,110,340
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,023,950
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45.	1,000,000	1,104,450
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,040,700
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,851,550
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,790,000	1,980,904
CFD No. 2006-1, 5.00%, 9/01/46	2,490,000	2,739,149

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego County Regional Airport Authority Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/47	$5,000,000	$5,872,750
Subordinate, Series B, 5.00%, 7/01/42	2,500,000	2,899,375
Subordinate, Series B, 5.00%, 7/01/47	2,750,000	3,174,187
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40.	2,315,000	2,633,613
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,423,930
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	10,000,000	11,767,600
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	20,417,914
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,331,393
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	8,501,085
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,475,000
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,814,575
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,493,400
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	1,944,540
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	2,852,700
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	4,026,495
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,194,860
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,203,210
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,513,629
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,804,815
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,913,475
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,897,350
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%,
8/01/37.	1,000,000	1,000,260
San Joaquin Delta Community College District GO, Capital Appreciation, Election of 2004, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,934,517
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	15,594,802
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	14,584,243
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	27,926,104
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	38,702,650
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	82,679,250
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36.	2,250,000	2,623,163
Refunding, Series A, 5.00%, 3/01/37.	2,500,000	2,907,875
Refunding, Series A, BAM Insured, 4.00%, 3/01/42.	5,000,000	5,188,000
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,989,008
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,279,967
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,007,800

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	$1,500,000	$1,707,270
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,743,925
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,630,650
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,636,039
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36.	8,000,000	8,681,680
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series
A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,947,966
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,349,320
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,121,500
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	8,067,088
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	2,162,412
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,387,779
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,581,103
CFD No. 2006-1C, 6.00%, 9/01/43	3,470,000	3,981,235
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44.	2,500,000	2,570,000
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41.	1,250,000	1,407,150
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46.	1,250,000	1,400,263
Silicon Valley Clean Water Wastewater Revenue,
5.00%, 8/01/40	2,500,000	2,926,075
5.00%, 8/01/45	1,500,000	1,746,330
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation
Improvements, 7.30%, 9/02/24	1,470,000	1,487,170
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn.,
8/01/49.	15,015,000	4,351,647
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,614,203
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	10,137,400
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30.	1,185,000	1,236,405
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,742,851
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45.	6,180,000	6,491,657
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn.,
8/01/49.	17,505,000	4,406,184
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,514,582
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38.	1,785,000	1,793,390
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,646,880
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,224,801
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,344,310
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,255,542
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,423,745
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,000,050
Asset-Backed, Series A-1, 5.50%, 6/01/45.	800,000	800,008
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,250,213

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital
Appreciation, Refunding, Series C, zero cpn., 6/01/46	$25,000,000	$3,423,500
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,788,980
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	2,990,280
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	3,000,496
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	5,003,136
CFD No. 04-1, 5.80%, 9/01/35	4,515,000	4,552,610
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%,
8/01/40.	3,540,000	4,065,973
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	11,296,400
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,585,950
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,129,720
Tustin CFD No. 07-1 Special Tax,
Tustin Legacy/Retail Center, Pre-Refunded, 6.00%, 9/01/37	2,100,000	2,100,000
Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,602,610
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	843,345
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,118,490
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30.	1,000,000	1,139,720
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40.	3,000,000	3,441,150
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,590,170
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,161,030
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,820,150
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29.	3,200,000	3,607,968
Refunding, 5.00%, 9/01/37.	2,000,000	2,222,480
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,435,000	3,445,339
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,377,725
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,217,009
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero
cpn., 6/01/49.	11,940,000	3,239,083
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,040,680
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,935,511
Refunding, Series B, 4.00%, 7/01/37	1,200,000	1,220,448
Series A, 5.50%, 7/01/38	2,890,000	3,131,084
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,217,770
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	6,087,200
Western Placer USD, GO, Placer County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/47	5,000,000	5,216,100
Woodland Davis Clean Water Agency Water Revenue, Subordinate, Refunding, Series A, AGMC
Insured, 5.00%, 3/01/39	1,600,000	1,816,352
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,157,090
6.00%, 3/01/41	1,500,000	1,732,860
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, Pre-Refunded, 6.50%,
9/01/32.	2,750,000	3,334,787

|13

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	$1,000,000	$1,095,880
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,984,374
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,147,389
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,579,616
		2,328,991,586

U.S. Territories 3.8%
Guam 1.4%
Government of Guam GO,
Series A, Pre-Refunded, 5.00%, 11/15/23	6,745,000	6,799,297
Series A, Pre-Refunded, 5.25%, 11/15/37	6,500,000	6,555,445
Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,651,000
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	4,269,360
5.00%, 1/01/46	10,000,000	10,805,400
		34,080,502
Northern Mariana Islands 0.0%†
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28.	1,185,000	1,207,064
Puerto Rico 2.4%
[f] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	5,525,000
[f] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29.	10,000,000	5,914,000
Refunding, Series A, 5.00%, 7/01/42.	6,000,000	3,548,400
Series A, 7.00%, 7/01/33	25,000,000	14,785,000
Series A, 6.75%, 7/01/36	11,735,000	6,940,079
Series A, 7.00%, 7/01/43	5,000,000	2,957,000
Series A-4, zero cpn., 7/01/19	1,601,766	944,722
Series B, zero cpn., 7/01/19	1,601,765	944,721
Series E-1, zero cpn., 1/01/21	1,768,493	1,043,977
Series E-2, zero cpn., 7/01/21	1,768,493	1,044,277
Series E-3, zero cpn., 1/01/22	600,000	354,840
Series E-4, zero cpn., 7/01/22	600,000	354,840
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,101,250
[f] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	10,200,000
		59,658,106
Total U.S. Territories		94,945,672
Total Municipal Bonds (Cost $2,197,799,954)		2,423,937,258

Total Investments before Short Term Investments (Cost $2,202,304,609)		2,428,445,541

|14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Short Term Investments 1.9%
Municipal Bonds 1.9%
California 1.9%
[g] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone
Facility Bonds, Series B, Daily VRDN and Put, 0.73%, 11/01/35	$2,840,000	$2,840,000
[g] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street
Bank & Trust Co., Daily VRDN and Put, 0.80%, 9/02/22	100,000	100,000
[g] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
0.72%, 10/01/41	4,655,000	4,655,000
[g] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put,
0.68%, 7/01/34	13,500,000	13,500,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 0.74%, 7/01/35.	10,100,000	10,100,000
[g] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 0.69%, 7/01/35	17,400,000	17,400,000
Total Short Term Investments (Cost $48,595,000)		48,595,000
Total Investments (Cost $2,250,899,609) 99.2%		2,477,040,541
Other Assets, less Liabilities 0.8%		19,224,661
Net Assets 100.0%		$2,496,265,202

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dIncome may be received in additional securities and/or cash.
eSecurity purchased on a when-issued basis.
fDefaulted security or security for which income has been deemed uncollectible.
gVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|15

Statement of Investments, August 31, 2017 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
Tennessee 96.6%
Anderson County Water Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 6/01/36.	$1,000,000	$1,108,540
Blount County GO, Refunding, Series B, 5.00%, 6/01/37	2,305,000	2,722,896
Blount County PBA Revenue,
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28 .	220,000	226,303
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32 .	1,590,000	1,633,645
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/28	880,000	907,060
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/32	975,000	1,004,981
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40.	2,750,000	3,201,632
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33	7,500,000	7,653,225
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	524,165
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35.	1,000,000	1,115,050
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	836,504
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,669,832
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,214,800
Series A, 5.00%, 9/01/35	3,185,000	3,524,107
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,325,000
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,000,000
Clarksville Water Sewer and Gas Revenue,
Refunding, 5.00%, 2/01/38	3,000,000	3,440,460
Refunding, 5.00%, 2/01/41	3,000,000	3,503,280
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,421,380
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,244,814
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,771,350
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,002,470
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	5,046,404
Utilities, Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/35.	3,700,000	3,700,000
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,471,690
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, Pre-Refunded,
5.00%, 6/01/42	1,250,000	1,288,438
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,181,121
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	8,002,680
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	894,915
Johnson City Electric System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	1,000,000	1,027,350
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	78,119
Kingsport GO, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,030,000	1,092,830
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,014,078
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,175,600
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,514,572

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42.	$5,000,000	$5,621,400
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,538,000
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,513,150
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,709,715
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,715,446
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,175,160
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,192,150
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,410,000	2,636,781
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,047,240
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,444,690
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	2,924,624
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,644,375
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,919,361
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,176,810
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27.	1,975,000	2,102,170
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,647,492
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,811,400
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,375,210
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,494,350
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,811,881
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,450,100
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,938,270
Series A, 5.00%, 5/15/39	4,000,000	4,620,520
Series A, 5.00%, 5/15/42	3,000,000	3,584,820
Series A, Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,086,910
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,920,660
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	907,024
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	9,752,850
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,670,150
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,416,220
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,344,625
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,598,840
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,401,087
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	10,794,500
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19.	3,015,000	3,205,458
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	860,505
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,722,600
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,940,159
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36.	4,000,000	4,662,360

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Shelby County Health Educational and Housing Facility Board Revenue, (continued)
Methodist Le Bonheur Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.25%, 9/01/27	$5,000,000	$5,108,200
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	343,082
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,138,457
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	742,883
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,470,623
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	2,115,000	2,214,490
[a] Issue 3, 3.65%, 7/01/47	1,000,000	1,005,040
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	775,000	789,291
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,380,000	1,380,759
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,672,700
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,792,700
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39.	3,000,000	3,202,830
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38.	4,000,000	4,122,360
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%,
6/01/41	1,000,000	1,145,390
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,425,880
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,791,536
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,359,650
		276,624,225

U.S. Territories 2.7%
Guam 1.7%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,180,000	1,180,024
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,537,198
		4,717,222
Puerto Rico 1.0%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,957,000
Total U.S. Territories		7,674,222
Total Municipal Bonds (Cost $271,434,897) 99.3%.		284,298,447
Other Assets, less Liabilities 0.7%		2,087,420
Net Assets 100.0%.		$286,385,867

See Abbreviations on page 22.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At August 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

	Acquisition
Units Issuer	Date	Cost	Value
Franklin California High Yield Municipal Fund
7,830,849 [a]1155 Island Avenue LLC, LP(Value is 0.0%† of Net Assets)	12/04/14	$611,327	$611,323

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,896,960 as of August 31, 2017.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,896,960	—	3,896,960
Municipal Bonds	—	2,423,937,258	—	2,423,937,258
Short Term Investments	—	48,595,000	—	48,595,000
Total Investments in Securities	$—	$2,476,429,218	$611,323	$2,477,040,541

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$284,298,447	$—	$284,298,447

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	HDA	Housing Development Authority/Agency
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
CSD	Central School District	PIK	Payment-In-Kind
ETM	Escrow to Maturity	PUD	Public Utility District
FGIC	Financial Guaranty Insurance Co.	RDA	Redevelopment Agency/Authority
FHA	Federal Housing Authority/Agency	SPA	Standby Purchase Agreement
FICO	Financing Corp.	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2017